Share-Based Compensation - 2011 Share Award Scheme (Detail) - Restricted Stock [Member] - 2011 Share Award Scheme - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	87,175	208,950	1,943,725
Granted			1,596,100
Vested	(87,175)	(121,775)	(1,687,405)
Forfeited			(1,643,470)
Unvested at end of year		87,175	208,950
Unvested at beginning of year (in dollars per share)	$ 0.26	$ 0.39	$ 0.64
Granted (in dollars per share)			0.26
Vested (in dollars per share)	$ 0.26	0.49	0.36
Forfeited (in dollars per share)			0.59
Unvested at end of year (in dollars per share)		$ 0.26	$ 0.39